Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Time Deposits [Line Items]
Total domestic and Non-U.S.	$ 192,267	$ 66,887
Time deposits in excess of $250,000	57,489	9,133
Time Deposits, Fiscal Year Maturity [Abstract]
2024	163,235
2025	22,565
2026	1,962
2027	1,582
2028	2,579
Thereafter	344
Total	192,267	66,887
Deposits (Textuals) [Abstract]
Demand deposit overdrafts as loan balances	$ 225	$ 339